Employees - Summary of Movements in (Deficit)/Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 287	€ (196)
Current service cost	(228)	(223)
Employee contributions	13	17
Termination benefits expense	(15)	(37)	€ (5)
Past service costs including losses/(gains) on curtailments	18	20
Settlements	1	7
Actual return on plan assets	1,958	1,494
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Interest cost	(354)	(445)
Interest income	344	436
Actuarial gain/(loss) arising from changes in demographic assumptions	(4)	246
Actuarial gain/(loss) arising from changes in financial assumptions	342	(1,414)
Actuarial gain/(loss) arising from experience adjustments	126	(78)
Employer contributions	394	398
Benefit payments	0	0
Other	1	(18)
Currency retranslation	127	78
Net defined benefit liability (asset)	2,993	287	(196)
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,351	1,121
Current service cost	(127)	(114)
Employee contributions	0	0
Termination benefits expense	0	0
Past service costs including losses/(gains) on curtailments	(1)	17
Settlements	0	0
Actual return on plan assets	1,092	1,109
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(161)	(208)
Interest income	181	230
Actuarial gain/(loss) arising from changes in demographic assumptions	(2)	(1)
Actuarial gain/(loss) arising from changes in financial assumptions	225	(806)
Actuarial gain/(loss) arising from experience adjustments	95	(67)
Employer contributions	100	104
Benefit payments	0	0
Other	0	2
Currency retranslation	126	(36)
Net defined benefit liability (asset)	2,879	1,351	1,121
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	527	425
Current service cost	(4)	(3)
Employee contributions	0	0
Termination benefits expense	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Actual return on plan assets	560	206
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(35)	(55)
Interest income	39	60
Actuarial gain/(loss) arising from changes in demographic assumptions	(6)	245
Actuarial gain/(loss) arising from changes in financial assumptions	(23)	(354)
Actuarial gain/(loss) arising from experience adjustments	32	(6)
Employer contributions	72	12
Benefit payments	0	0
Other	0	(3)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,162	527	425
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,591)	(1,742)
Current service cost	(97)	(106)
Employee contributions	13	17
Termination benefits expense	(15)	(37)
Past service costs including losses/(gains) on curtailments	19	3
Settlements	1	7
Actual return on plan assets	306	179
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Interest cost	(158)	(182)
Interest income	124	146
Actuarial gain/(loss) arising from changes in demographic assumptions	4	2
Actuarial gain/(loss) arising from changes in financial assumptions	140	(254)
Actuarial gain/(loss) arising from experience adjustments	(1)	(5)
Employer contributions	222	282
Benefit payments	0	0
Other	1	(17)
Currency retranslation	1	114
Net defined benefit liability (asset)	€ (1,048)	€ (1,591)	€ (1,742)